Loan Servicing	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOAN SERVICING

NOTE 4 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end are as follows:

	2011	2010
Mortgage loan portfolios serviced for:
FHLMC	$16,373	$22,100

There were no custodial escrow balances maintained in connection with serviced loans at year-end 2011 and 2010.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2011	2010	2009
Servicing rights:
Beginning of year	$76	$115	$173
Additions	4	5	2
Amortized to expense	(33)	(44)	(60)

End of year	$47	$76	$115